Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

SUBSEQUENT EVENTS

Disposal of AGA-Polymetal Strategic Alliance

On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. The consideration received for the disposal was $20 million. These assets were fully impaired as at December 31, 2011.

Acquisition of First Uranium (Proprietary) Limited (South Africa)

On March 2, 2012, AngloGold Ashanti agreed to acquire First Uranium (Proprietary) Limited (South Africa) (“FUSA”), a wholly owned subsidiary of Toronto-based First Uranium Corporation (“FIUC”) and the owner of Mine Waste Solutions (“MWS”), a recently commissioned tailings retreatment operation located in South Africa's Vaal River region and in the immediate proximity of AngloGold Ashanti's own tailings facilities, for a cash consideration of $335 million. The transaction will be funded from cash reserves and debt facilities, is subject to various conditions and approvals.

Pamodzi Gold (Orkney) (Proprietary) Limited claim

On March 16, 2012, Pamodzi Gold (Orkney) (Proprietary) Limited (“Pamodzi”) (in provisional liquidation) and four others issued summons against AngloGold Ashanti in the North Gauteng High Court, Pretoria, demanding the return of about R89.5 million (approximately $11.1 million) paid by Pamodzi to AngloGold Ashanti less than six months prior to the winding-up of Pamodzi. Plaintiffs further allege that AngloGold Ashanti took possession of some 26.9 kilograms of gold owned by Pamodzi in March 2009 and demand either that the gold be returned or that reimbursement be provided in the amount of R7.1 million (approximately $0.9 million).

Corporate taxation rate amendment

In Ghana, the Internal Revenue Amendment Act, 2012 received assent by the President on March 5, 2012 and was gazetted on March 9, 2012. The amendment increases the income tax rates for mining companies from the current 25 percent to 35 percent with effect from January 1, 2012. In terms of the stability agreement between AngloGold Ashanti and the government of Ghana which was ratified by Parliament on February 18, 2004 and amended in February 2007, the corporate tax rate during the duration of the agreement until April 26, 2019 for its Ghanaian operations, will be a maximum of 30 percent. The increase in the corporate tax rate to 30 percent (January 2012 to April 2019) and to 35 percent (beyond April 2019) is estimated to have an unfavorable impact on the taxation liability of the Ghanaian operations.